Shareholders' Equity (Details Textual) (USD $)	0 Months Ended	6 Months Ended			12 Months Ended		30 Months Ended
	Mar. 24, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 14, 2011	Mar. 30, 2011	Oct. 04, 2010
Ordinary shares, shares authorized			50,000,000		50,000,000	50,000,000	50,000,000			50,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001	$ 0.001			$ 0.001
Post Amendment Stock Authorized						55,000,000
Preferred shares, shares authorized			5,000,000		5,000,000	5,000,000	5,000,000
Stock Issued During Period Shares New Issues Gross		1,150,000
Issue Price Per Ordinary Share		$ 0.02174
Ordinary shares issued June 17, 2010 (inception) at $0.02174 per share for cash				$ 25,000
Stock Repurchase Program Shares Repurchased			665,000
Share Price Under Stock Repurchase Program			$ 7.75
Stock Repurchase Program Repurchased Shares Value			5,153,750
Payments for Commissions			35,358
Purchase of shares under 10b5-1 plan			$ 5,189,108	$ 0	$ 0	$ 5,189,108	$ 5,189,108
Shares Issued To Initial Shareholders	150,000
Outstanding Shares Percentage	20.00%
Shares Issued To Initial Shareholders Forfeited									123,375
Ordinary Share Price								$ 7.75